Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)		Jun. 30, 2026		Dec. 31, 2025
Financial instruments owned
Equities		$ 1,307,361	[1]	$ 1,390,290	[2]
U.S Treasury Bills		74,584,645	[3]	349,038,044	[4]
FX forward contract		43,503	[1]	21,538	[2]
Customer-held fractional shares		223,802,727		172,309,953
Total financial assets		299,738,236		522,759,825
Liabilities
Financial instruments sold not yet purchased
Equity options		29,540	[1]	1,115	[5]
Fractional share repurchase obligation		223,802,727	[1]	172,309,953	[5]
Total financial liabilities		223,832,267		172,311,068
Level 1 [Member] | Fair Value, Recurring [Member]
Financial instruments owned
Equities		1,307,361	[1]	1,390,290	[2]
U.S Treasury Bills		74,584,645	[3]	349,038,044	[4]
FX forward contract		43,503	[1]	21,538	[2]
Customer-held fractional shares		223,802,727		172,309,953
Total financial assets		299,738,236		522,759,825
Liabilities
Financial instruments sold not yet purchased
Equity options		29,540	[1]	1,115	[5]
Fractional share repurchase obligation		223,802,727	[1]	172,309,953	[5]
Total financial liabilities		223,832,267		172,311,068
Level 2 [Member]
Financial instruments owned
FX forward contract	[2]
Level 2 [Member] | Fair Value, Recurring [Member]
Financial instruments owned
Equities			[1]		[2]
U.S Treasury Bills			[3]		[4]
FX forward contract	[1]
Customer-held fractional shares
Total financial assets
Liabilities
Financial instruments sold not yet purchased
Equity options			[1]		[5]
Fractional share repurchase obligation			[1]		[5]
Total financial liabilities
Level 3 [Member]
Financial instruments owned
FX forward contract	[2]
Level 3 [Member] | Fair Value, Recurring [Member]
Financial instruments owned
Equities			[1]		[2]
U.S Treasury Bills			[3]		[4]
FX forward contract	[1]
Customer-held fractional shares
Total financial assets
Liabilities
Financial instruments sold not yet purchased
Equity options			[1]		[5]
Fractional share repurchase obligation			[1]		[5]
Total financial liabilities

[1]	Fair value of obligation is classified within payables due to customers on the condensed consolidated statements of financial position.
[2]	Fair value of financial instruments owned are classified within prepaid expenses and other current assets on the condensed consolidated statements of financial position.
[3]	Represents U.S. Treasury Bills with an original maturity of less than 90 days and are included within cash and cash equivalents segregated under federal and foreign requirements within our condensed consolidated statements of financial position.
[4]	Represents U.S. Treasury Bills with an original maturity of less than 90 days and are included within cash and cash equivalents segregated under federal and foreign requirements within our condensed consolidated statements of financial position.
[5]	Fair value of these obligation are classified within payables due to customers on the condensed consolidated statements of financial position.